WARRANTS AND OPTIONS (Details Narrative) $ in Thousands				3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 20, 2025 shares	Feb. 12, 2025 shares	Jan. 15, 2025 shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Number of warrants exercised						1,509,857		1,330,300
Proceeds from exercise warrants | $						$ 7,795
Share based compensation | $						$ 8,675	1,707
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued				1,509,857		1,509,857
Number of warrants exercised						1,509,857
Proceeds from exercise warrants | $						$ 7,795
Share options [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued				225,332		225,332
Share based compensation | $				$ 501	$ 690	$ 4,242	1,176
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Share based compensation | $				$ 1,057	$ 853	$ 4,399	$ 1,036
RSU's granted						545,000		326,000
Number of other equity instruments exercisable in share-based payment arrangement								8,000
Restricted share units [member] | Employee [Member]
IfrsStatementLineItems [Line Items]
RSU's granted			20,000
Restricted share units [member] | Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
RSU's granted		400,000
Description of RSU's vesting and conversion		The RSUs will vest upon the Company entering into one or more agreements for the binding supply of at least 10,000 smart carts.
Restricted share units [member] | Advisor [member]
IfrsStatementLineItems [Line Items]
RSU's granted	125,000